INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
Amortization expense	$ 70,536	$ 96,366	$ 385,464	$ 385,464